[Aetna logo]
[Aetna letterhead]


May 18, 1999

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street,  N. W.
Washington, DC  20549
Att: Filing Desk


RE: Aetna Life Insurance and Annuity Company and its Variable Annuity
    Account B
Prospectus Title: Aetna Immediate Annuity
File Nos.: 333-09515 and 811-2512


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the amended text effective May 6, 1999 to the Statement of Additional Information dated May 3, 1999 for the above referenced Registrant does not differ from that contained in Post-Effective Amendment No. 8 to the Registration Statement which was filed electronically May 6, 1999.


Any questions regarding this submission can be directed to the undersigned at
(860) 273-9930.



Sincerely,

/s/ Janice McCune

Janice McCune
Aetna Retirement Services
151 Farmington Avenue TNA1
Hartford, CT 06156